Document and Entity Information	Oct. 11, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001664998
Document Type	8-K
Document Period End Date	Oct. 11, 2022
Entity Registrant Name	KnowBe4, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40351
Entity Tax Identification Number	36-4827930
Entity Address, Address Line One	33 N. Garden Avenue
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Clearwater
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33755
City Area Code	(855)
Local Phone Number	566-9234
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.00001 per share
Trading Symbol	KNBE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true